Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2023	2022	2021
Net income (loss) (numerator)	$2,066,498	$(347,091)	$6,610,516
Shares (denominator)	7,880,429	7,523,022	7,587,686
Basic and diluted net income (loss) per share	$0.26	$(0.05)	$0.87